Retirement Plans - Net Periodic Pension Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net settlement loss	$ 2,000
Pension Plans, Defined Benefit [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Interest cost	3,655	4,151	4,229
Expected return on plan assets	(4,808)	(5,280)	(4,783)
Recognized net actuarial loss	3,611	2,404	2,283
Net settlement loss	1,960
Total net periodic pension expense	$ 4,418	$ 1,275	$ 1,729